IMPAIRMENT OF GOODWILL AND OTHER ASSETS	6 Months Ended
Jun. 30, 2021
Impairment of Goodwill and Other Assets [Abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]
13 ■ Impairment of Goodwill and Other Assets

In accordance with our accounting policy, goodwill is tested for impairment in the fourth quarter and also when there is an indicator of impairment. Non-current assets are tested for impairment or impairment reversals when events or changes in circumstances suggest that the carrying amount may not be recoverable or is understated. Refer to note 21 of the 2020 Annual Financial Statements for further information.
For the six months ended June 30, 2021, we recorded net impairment reversals of $87 million (2020: $313 million net impairment reversals) for non-current assets.

Indicators of impairment and reversals
2021
Lagunas Norte
As described in note 4, on February 16, 2021, we announced an agreement to sell our 100% interest in the Lagunas Norte gold mine in Peru to Boroo for total consideration of up to $81 million. An impairment reversal of $86 million was recognized in the first quarter of 2021 based on the March 31, 2021 fair value of the consideration to be received of $63 million. Lagunas Norte was in a net liability position, which resulted in an impairment reversal that exceeded the fair value less costs of disposal ("FVLCD"). The transaction closed on June 1, 2021.

Porgera
On April 9, 2021, the Papua New Guinea ("PNG") government and Barrick Niugini Limited (“BNL”, the 95% owner and operator of the Porgera joint venture) agreed on a partnership for the future ownership and operation of the Porgera mine. Porgera has been on care and maintenance since April 2020, when the government declined to renew its special mining lease ("SML"). The financial impact will be determined once the definitive agreements, which are currently being negotiated, have been signed. We have determined that as at June 30, 2021, there is no loss to recognize. Refer to note 18 for more information.

2020
Tanzania
On January 24, 2020, Barrick formalized the establishment of a joint venture between Barrick and the Government of Tanzania ("GoT") and resolution of all outstanding disputes between Barrick and the GoT, including the lifting of the previous concentrate export ban, effective immediately. Effective January 1, 2020, the GoT received a free carried shareholding of 16% in each of the Tanzania mines (Bulyanhulu, Buzwagi and North Mara), a 16% interest in the shareholder loans owed by the operating companies and will receive half of the economic benefits from the Tanzanian operations from taxes, royalties, clearing fees and participation in all cash distributions made by the mines, after the recoupment of capital investments.
We determined this to be an indicator of impairment reversal, as the resolution of the long standing dispute has led to a decrease in the risk adjustment previously included in the weighted average cost of capital ("WACC") and the removal of the estimated impact of the previously anticipated issuance of the equity to the GoT. The key assumptions and estimates used in determining the FVLCD were a short-term gold price of $1,350 per ounce, long-term gold price of $1,300 per ounce, NAV multiples of 1.1-1.3 and a WACC of 5.4%-6.2%. Management assumed the resumption of concentrate sales and exports commencing in Q2 2020 and the resumption of production from underground mining at Bulyanhulu in 2020. We identified that the FVLCD exceeded the carrying value and a full non-current asset impairment reversal was recognized in the first quarter of 2020 of $649 million at Bulyanhulu and $88 million at North Mara, based on a FVLCD of $1,237 million and $967 million, respectively. No impairment reversal was recognized at Buzwagi.
The FVLCD was also used to determine the initial value assigned to the 16% equity interest in each of the operating mines that was given to the GoT. The recognition of this non-controlling interest in the three Tanzanian mines resulted in a loss of $238 million being recognized in the first quarter of 2020. The assignment of 16% of the existing shareholder loans also resulted in the recognition of a $167 million loss in the first quarter of 2020.
As the signing of the agreement to resolve all outstanding disputes with the GoT caused the impairment reversal, loss on equity issuance and loss on assignment of shareholder loans, the financial impact has been aggregated and presented as a $332 million net impairment reversal on the consolidated statement of income.